Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LEASES [Abstract]
Charter hire expense	$ 3,587	$ 5,910	$ 5,359
Rent expense for office space	$ 238	$ 211	$ 117